J.P. MORGAN INCOME FUNDS

JPMorgan Floating Rate Income Fund

(a series of JPMorgan Trust I)

Supplement dated May 18, 2017

to the Statement of Additional Information dated

December 29, 2016, as supplemented

Effective immediately, all mention of the JPMorgan Global Bond Opportunities Fund in the Statement of Additional Information for the JPMorgan Floating Rate Income Fund is hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-FRI-517